Information about the main subsidiaries	12 Months Ended
Jun. 30, 2021
7. Information about the main subsidiaries

7. Information about the main subsidiaries

The Group conducts its business through several operating and holding subsidiaries. The Group considers that the subsidiaries below are the ones with significant non-controlling interests to the Group.

	Direct interest of non-controlling interest % (1)	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	Book value of non-controlling interests

	June 30, 2021
IRSA CP	20.08%	22,652	154,752	13,122	86,269	78,013	5,549
	June 30, 2020
Elron	38.94%	5,072	5,957	765	213	10,051	6,232
PBC	27.60%	119,149	168,831	39,259	178,421	70,300	28,933
Cellcom	53.80%	82,275	119,854	47,142	112,186	42,801	26,916
Mehadrin	56.25%	19,583	26,794	20,959	5,011	20,407	12,220
IRSA CP	19.35%	22,417	194,626	24,667	78,866	113,510	6,142

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Total comprehensive profit / (loss) attributable to non-controlling interest	Cash of Operating activities	Cash of investing activities	Cash of financial activities	Net Increase / (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	June 30, 2021
IRSA CP	8,092	(22,537)	(22,406)	(604)	1,282	9,754	(17,242)	(6,206)	438
	June 30, 2020
Elron	-	(2,665)	(2,800)	8,321	(1,166)	526	1,313	673	-
PBC	18,490	18,997	18,272	29,418	9,505	35,856	(30,405)	14,956	2,529
Cellcom	84,226	(3,106)	(3,154)	802	22,401	(11,152)	(9,497)	1,752	-
Mehadrin	2,932	159	185	377	369	(105)	(369)	(105)	26
IRSA CP	12,862	27,266	27,644	1,598	7,345	(4,324)	(5,349)	(2,328)	996